Debt (Tables) - Successor [Member]	3 Months Ended
Mar. 31, 2019
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	March 31, 2019	December 31, 2018

Modified Hana Loan	$-	$10,000
Other short-term borrowings	24,448	21,817
Short-term debt, excluding current installments of long-term debt	$24,448	$31,817

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	March 31, 2019	December 31, 2018

NPS Murabaha credit facility	$150,000	$150,000
APICORP bilateral term facility	43,750	46,875
SABB bilateral term facility	40,000	43,333
Term loan Ahli Bank	1,906	2,382
NBO loan	20,000	23,333
NBO loan	4,549	4,899
Less: unamortized debt issuance costs	(855)	(557)
Total loans and borrowings	259,350	270,265
Less: current portion of long-term debt	(45,689)	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	$213,661	$225,172

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for periods subsequent to March 31, 2019 are as follows (in thousands):

2019	$34,003
2020	44,137
2021	38,148
2022	30,585
2023	23,552
Thereafter	89,780
Total	$260,205